Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets
The fair value of PMI’s pension plan assets at December 31, 2013 and 2012, by asset category was as follows:

Asset Category (in millions)	At December 31, 2013	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$608	$608	$—	$—
Equity securities:
U.S. securities	119	119	—	—
International securities	1,280	1,280	—	—
Investment funds(a)	4,508	2,805	1,703	—
International government bonds	317	313	4	—
Corporate bonds	2	2	—	—
Other	37	37	—	—
Total	$6,871	$5,164	$1,707	$—

(a) Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 61% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 8% are invested in corporate bonds, and 7% are invested in real estate and other money markets.

Asset Category (in millions)	At December 31, 2012	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$420	$420	$—	$—
Equity securities:
U.S. securities	106	106	—	—
International securities	1,129	1,129	—	—
Investment funds(b)(c)	3,805	2,313	1,492	—
International government bonds	411	411	—	—
Corporate bonds	3	3	—	—
Other	37	37	—	—
Total	$5,911	$4,419	$1,492	$—
(b) Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.
(c) Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.

Amounts Recorded in Accumulated Other Comprehensive Losses
The amounts recorded in accumulated other comprehensive losses at December 31, 2013, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(1,746)	$(47)	$(661)	$(2,454)
Prior service cost	(51)	7	—	(44)
Net transition obligation	(6)	—	—	(6)
Deferred income taxes	245	14	199	458
Losses to be amortized	$(1,558)	$(26)	$(462)	$(2,046)

The amounts recorded in accumulated other comprehensive losses at December 31, 2012, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(3,199)	$(82)	$(612)	$(3,893)
Prior service cost	(60)	7	—	(53)
Net transition obligation	(7)	—	—	(7)
Deferred income taxes	377	26	185	588
Losses to be amortized	$(2,889)	$(49)	$(427)	$(3,365)

59

The amounts recorded in accumulated other comprehensive losses at December 31, 2011, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(2,401)	$(54)	$(536)	$(2,991)
Prior service cost	(70)	3	—	(67)
Net transition obligation	(8)	—	—	(8)
Deferred income taxes	299	19	163	481
Losses to be amortized	$(2,180)	$(32)	$(373)	$(2,585)

Movements in Other Comprehensive Earnings (Losses)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2013, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$216	$5	$60	$281
Prior service cost	10	—	—	10
Net transition obligation	—	—	—	—
Other income/expense:
Net losses	1	—	—	1
Deferred income taxes	(29)	(2)	(18)	(49)
	198	3	42	243
Other movements during the year:
Net losses	1,236	30	(109)	1,157
Prior service cost	(1)	—	—	(1)
Net transition obligation	1	—	—	1
Deferred income taxes	(103)	(10)	32	(81)
	1,133	20	(77)	1,076
Total movements in other comprehensive earnings (losses)	$1,331	$23	$(35)	$1,319

The movements in other comprehensive earnings (losses) during the year ended December 31, 2012, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$129	$3	$53	$185
Prior service cost	10	—	—	10
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	4	—	—	4
Deferred income taxes	(20)	(1)	(16)	(37)
	124	2	37	163
Other movements during the year:
Net losses	(931)	(31)	(129)	(1,091)
Prior service cost	—	4	—	4
Deferred income taxes	98	8	38	144
	(833)	(19)	(91)	(943)
Total movements in other comprehensive losses	$(709)	$(17)	$(54)	$(780)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2011, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$63	$3	$39	$105
Prior service cost	9	(1)	—	8
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	3	—	—	3
Deferred income taxes	(10)	(1)	(12)	(23)
	66	1	27	94
Other movements during the year:
Net losses	(1,042)	(11)	(107)	(1,160)
Prior service cost	(17)	—	—	(17)
Deferred income taxes	110	5	33	148
	(949)	(6)	(74)	(1,029)
Total movements in other comprehensive losses	$(883)	$(5)	$(47)	$(935)

60

Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligations
PMI’s postretirement health care plans are not funded. The changes in the accumulated benefit obligation and net amount accrued at December 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2013	2012	2013	2012
Accumulated postretirement benefit obligation at January 1,	$132	$115	$113	$96
Service cost	3	2	2	2
Interest cost	5	5	5	5
Benefits paid	(5)	(4)	(5)	(5)
Assumption changes	(23)	10	(5)	11
Actuarial losses (gains)	1	4	(3)	6
Plan changes	—	—	(1)	(3)
Currency	—	—	(6)	1
Accumulated postretirement benefit obligation at December 31,	$113	$132	$100	$113

Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s postretirement benefit obligations at December 31, 2013 and 2012:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	4.95%	4.05%	5.07%	4.59%
Health care cost trend rate assumed for next year	7.00	7.50	6.14	6.46
Ultimate trend rate	5.00	5.00	4.87	4.88
Year that rate reaches the ultimate trend rate	2018	2018	2029	2029

Components of Net Periodic Benefit Cost
Net postretirement health care costs consisted of the following for the years ended December 31, 2013, 2012 and 2011:

	U.S. Plans			Non-U.S. Plans
(in millions)	2013	2012	2011	2013	2012	2011
Service cost	$3	$2	$2	$2	$2	$2
Interest cost	5	5	5	5	5	5
Amortization:
Net losses	3	2	1	2	1	1
Net postretirement health care costs	$11	$9	$8	$9	$8	$8

Weighted-Average Assumptions Used to Determine Benefit Cost
The following weighted-average assumptions were used to determine PMI’s net postretirement costs for the years ended December 31, 2013, 2012 and 2011:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.05%	4.50%	5.40%	4.59%	5.45%	5.14%
Health care cost trend rate	7.50	7.50	8.00	6.46	6.55	6.29

Estimated Future Benefit Payments
PMI’s estimated future benefit payments for its postretirement health care plans at December 31, 2013, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2014	$5	$6
2015	5	5
2016	6	5
2017	6	5
2018	6	5
2019 - 2023	33	26

Defined Benefit Plan Assumed Health Care Trend Rates
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care trend rates would have the following effects as of December 31, 2013:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	18.2%	(14.0)%
Effect on postretirement benefit obligation	14.1	(11.6)

Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Cost
Net postemployment costs consisted of the following:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Service cost	$34	$30	$28
Interest cost	20	22	22
Amortization of net loss	60	53	39
Other expense	84	75	106
Net postemployment costs	$198	$180	$195

Change in Benefit Obligations of Postemployment Benefit Plans
The changes in the benefit obligations of the plans at December 31, 2013 and 2012, were as follows:

(in millions)	2013	2012
Accrued postemployment costs at January 1,	$682	$619
Service cost	34	30
Interest cost	20	22
Benefits paid	(173)	(196)
Actuarial losses	109	129
Other	91	78
Accrued postemployment costs at December 31,	$763	$682

Obligations and Funded Status [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligations
The benefit obligations, plan assets and funded status of PMI’s pension plans at December 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2013	2012	2013	2012
Benefit obligation at January 1,	$383	$352	$7,262	$5,625
Service cost	7	6	255	189
Interest cost	16	16	169	189
Benefits paid	(13)	(16)	(156)	(160)
Termination, settlement and curtailment	—	—	(3)	(8)
Assumption changes	(45)	28	(894)	1,176
Actuarial losses (gains)	16	(3)	76	41
Currency	—	—	141	167
Other	—	—	43	43
Benefit obligation at December 31,	364	383	6,893	7,262
Fair value of plan assets at January 1,	284	269	5,627	4,778
Actual return on plan assets	33	27	731	625
Employer contributions	1	4	149	203
Employee contributions	—	—	47	47
Benefits paid	(13)	(16)	(156)	(160)
Termination, settlement and curtailment	—	—	(2)	(5)
Currency	—	—	170	139
Fair value of plan assets at December 31,	305	284	6,566	5,627
Net pension liability recognized at December 31,	$(59)	$(99)	$(327)	$(1,635)

Pension Liabilities Recognized in Consolidated Balance Sheets
At December 31, 2013 and 2012, the combined U.S. and non-U.S. pension plans resulted in a net pension liability of $386 million and $1,734 million, respectively. These amounts were recognized in PMI’s consolidated balance sheets at December 31, 2013 and 2012, as follows:

(in millions)	2013	2012
Other assets	$151	$29
Accrued liabilities — employment costs	(55)	(22)
Long-term employment costs	(482)	(1,741)
	$(386)	$(1,734)

Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s benefit obligations at December 31:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	4.80%	4.05%	3.09%	2.38%
Rate of compensation increase	3.00	3.50	2.34	2.61

Net Periodic Benefit Cost [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s net pension cost:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.05%	4.50%	5.40%	2.38%	3.40%	4.00%
Expected rate of return on plan assets	5.70	5.70	6.25	6.11	6.21	6.21
Rate of compensation increase	3.50	3.50	3.50	2.61	2.66	2.90

Components of Net Periodic Benefit Cost
Net periodic pension cost consisted of the following for the years ended December 31, 2013, 2012 and 2011:

	U.S. Plans			Non-U.S. Plans
(in millions)	2013	2012	2011	2013	2012	2011
Service cost	$7	$6	$5	$255	$189	$178
Interest cost	16	16	16	169	189	205
Expected return on plan assets	(16)	(15)	(15)	(347)	(320)	(323)
Amortization:
Net losses	11	9	5	205	120	58
Prior service cost	1	1	1	9	9	8
Net transition obligation	—	—	—	—	1	1
Termination, settlement and curtailment	—	2	2	1	—	1
Net periodic pension cost	$19	$19	$14	$292	$188	$128

Plan Assets [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Benefit Payments
The estimated future benefit payments from PMI pension plans at December 31, 2013, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2014	$48	$246
2015	18	255
2016	18	250
2017	21	260
2018	19	276
2019 - 2023	119	1,576